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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended September 30, 2006

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Goldman Sachs AG (formerly Goldman, Sachs & Co. Bank)
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Munsterhof 4, Postfach             Zurich          Switzerland         8022
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Business Address   (Street)       (City)           (Country)          (Zip)


13F File Number: 28-05111

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Yvette Kosic      Vice President, Compliance Regulatory Affairs  (212) 902-7695
--------------------------------------------------------------------------------
Name                               (Title)                       (Phone)


                                         /s/        Yvette Kosic
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                            New York NY, October 4, 2006
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[   ]     13F HOLDINGS REPORT.

[ x ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.


List of Other Managers Reporting for This Manager
No.  13F File Number    Name
1.   28-04981           Goldman Sachs Group, Inc. (The)